Unaudited Condensed Consolidated Balance Sheets		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Current Assets
Cash and cash equivalents		¥ 28,113,972	$ 3,851,598	¥ 2,401,495
Restricted cash		105,800,332	14,494,586	38,743,831
Accounts receivable, net		135,313,361	18,537,854	130,354,429
Prepaid expenses and other current assets, net		11,171,611	1,530,504	9,485,464
Total Current Assets		297,530,672	40,761,534	197,551,743
Prepayments for equity investments		4,375,000	599,373
Property and equipment, net		188,131	25,774	233,375
Intangible assets, net		1,914,935	262,345	2,581,046
Operating lease right of use assets		5,885,455	806,304	3,313,215
Restricted cash, noncurrent		5,000,000	684,997	5,000,000
Deferred tax assets		43,192	5,917	57,257
Other non-current assets		41,004	5,618	51,004
Total Non-Current Assets		17,447,717	2,390,328	11,235,897
Total Assets		314,978,389	43,151,862	208,787,640
Current Liabilities
Short-term borrowings		33,800,000	4,630,581	26,814,237
Accounts payable		55,643,496	7,623,128	51,252,954
Insurance premium payable		111,448,220	15,268,344	38,376,850
Income tax payable		42,994	5,890	42,747
Operating lease liabilities, current		2,537,123	347,584	2,425,135
Accrued expenses and other liabilities		15,278,258	2,093,113	15,990,970
Convertible notes		6,452,341	883,967
Warrant liabilities		1,239,814	169,854
Derivative liabilities		14,598	2,000
Total Current Liabilities		235,018,593	32,197,416	141,068,960
Operating lease liabilities, noncurrent		3,427,331	469,542	1,044,068
Deferred tax liabilities		3,761,000	515,255	2,683,818
Total Non-Current Liabilities		7,188,331	984,797	3,727,886
Total Liabilities		242,206,924	33,182,213	144,796,846
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital		205,827,823	28,198,296	196,038,784
Accumulated deficit		(132,485,849)	(18,150,609)	(131,841,244)
Accumulated other comprehensive loss		(593,017)	(81,242)	(228,872)
Total Shareholders’ Equity		72,771,465	9,969,649	63,990,794
Total Liabilities and Shareholders’ Equity		314,978,389	43,151,862	208,787,640
Related Parties
Current Assets
Due from related parties		17,131,396	2,346,992	16,566,524
Current Liabilities
Due to related parties		8,561,749	1,172,955	6,166,067
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares	[1]	10,304	1,522	9,922
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares	[1]	¥ 12,204	$ 1,682	¥ 12,204

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).